Provisions and other non-financial liabilities - Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	$ 378,704	$ 166,783	$ 145,255
Changes
Additional provisions	3,056,824	287,568	154,581
Provision used	(2,060,321)	(65,358)	(127,624)
Increase(decrease) in foreign currency exchange	(32)	(72)	(2,482)
Others	(13,976)	(10,217)	(2,947)
Total Increase (decreases)	982,495	211,921	21,528
Total	1,361,199	378,704	166,783
Legal complaints
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	49,741	10,165	14,924
Changes
Additional provisions	3,981	48,012	62,922
Provision used		(8,399)	(67,685)
Increase(decrease) in foreign currency exchange	(1)	(37)	4
Others	(12)
Total Increase (decreases)	3,968	39,576	(4,759)
Total	53,709	49,741	10,165
Provision for dismantling, restoration and rehabilitation cost
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	58,592	61,265	33,238
Changes
Additional provisions	7,085	7,302	30,974
Increase(decrease) in foreign currency exchange	(35)
Others	(11,647)	(9,975)	(2,947)
Total Increase (decreases)	(4,597)	(2,673)	28,027
Total	53,995	58,592	61,265
Other provisions
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	270,371	95,353	97,093
Changes
Additional provisions	3,045,758	232,254	60,685
Provision used	(2,060,321)	(56,959)	(59,939)
Increase(decrease) in foreign currency exchange	4	(35)	(2,486)
Others	(2,317)	(242)
Total Increase (decreases)	983,124	175,018	(1,740)
Total	$ 1,253,495	$ 270,371	$ 95,353